Modern Capital Tactical Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Shares		Fair Value
	CLOSED-END FUNDS - 71.3%
	ALLOCATION/BALANCED - 5.9%
62,741	Clough Global Dividend and Income Fund	$348,213
195,204	Clough Global Opportunities Fund	977,972
6,283	First Trust Intermediate Duration Preferred & Income Fund	97,449
9,642	Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	132,481
18,336	Flaherty & Crumrine Total Return Fund, Inc.	263,488
46,523	FS Global Credit Opportunities Fund, Inc.	220,984
		2,040,587

	ALTERNATIVE - 4.3%
188,399	Eaton Vance Tax-Managed Global Disversified Equity Income Fund	1,492,120

	EQUITY -15.7%
65,497	Blackrock Enhanced International Dividend Trust	356,304
165,315	Clough Global Equity Fund	1,031,566
30,052	The GDL Fund	235,758
43,848	Highland Global Allocation Fund	379,285
0.2	Liberty All-Star Growth Fund, Inc.	1
130,965	Mexico Equity & Income Fund , Inc. (a)	1,315,072
84,705	Neuberger Berman Real Estate Securities Income Fund, Inc.	257,503
27,680	Neuberger Berman MLP and Energy Income Fund Inc.	190,438
117,726	Seven Hills Realty Trust (c)	1,207,869
6,394	Voya Global Advantage and Premium Opportunity Fund	54,605
52,607	Voya Global Equity Dividend and Premium Opportunity Fund	270,400
6,425	Voya Infrastructure, Industrials and Materials Fund	63,415
		5,362,216
	FIXED INCOME - 39.8%
80,000	Aberdeen Asia Pacific Income Fund	216,000
51,283	Allspring Income Opportunities Fund	330,775
21,982	Barings Global Short Duration High Yield Fund	286,645
105,188	BlackRock Debt Strategies Fund, Inc.	1,029,791
10,000	Blackstone Strategic Credit Fund	109,300
523,185	BNY Mellon High Yield Strategies Fund	1,161,471
139,229	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,119,401
96,408	First Trust/Aberdeen Global Opportunity Income Fund	599,687
34,631	First Trust High Income Long/Short Fund	396,179
60,480	Highland Income Fund	546,134
39,936	Invesco Trust for Investment Grade Municipals	387,779
113,495	KKR Income Opportunities Fund	1,317,677
111,105	Morgan Stanley Emerging Markets Debt Fund, Inc.	715,516
325,210	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,525,235
69,534	The New America High Income Fund, Inc.	462,401
35,940	Nuveen Core Plus Impact Fund	358,322
111,300	PGIM Global High Yield Fund , Inc.	1,220,961
2,795	Pioneer Diversified High Income Fund, Inc.	28,230
41,933	Templeton Emerging Markets Income Fund	215,955
29,916	Templeton Global Income Fund	123,852
132,418	Western Asset Emerging Markets Debt Fund, Inc.	1,141,443
111,936	Western Asset High Income Opportunity Fund, Inc.	423,118
		13,715,872

Modern Capital Tactical Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Fair Value
	CLOSED-END FUNDS - 71.3% (Continued)
	TAX PREFERRED - 5.6%
12,793	DWS Strategic Municipal Income Trust	$108,549
10,868	Invesco Municipal Trust	102,485
8,767	Invesco Quality Municipal Income Trust	83,813
7,820	MFS High Income Municipal Trust	27,214
15,720	Nuveen AMT-Free Quality Municipal Income Fund	171,820
100	Nuveen Municipal Value Fund, Inc.	870
24,634	Nuveen Municipal Credit Income Fund	287,232
14,926	Nuveen Quality Municipal Income Fund	168,216
15,549	Pioneer Municipal High Income Advantage Fund, Inc.	122,837
96,523	Pioneer Municipal High Income Fund, Inc.	823,341
		1,896,377

	TOTAL CLOSED-END FUNDS - (Cost $24,239,374)	24,507,172

	COMMON STOCK - 17.5%
	BANKING - 8.3%
30,508	Banco BBVA Argentina S.A. (a) (b)	187,014
448,000	Banco Vradesco S.A. (b)	1,550,080
441	Dime Community Bancshares, Inc	7,775
37,714	Grupo Financiero Galicia S.A. (a) (b)	648,681
114,343	Grupo Supervielle S.A. (b)	355,607
15,000	Prospect Capital, Corp.	93,000
		2,842,157
	CONSUMER DISCRETIONARY - 0.6%
30,000	Despegar.com, Inc. (a) (b)	211,500

	CONSUMER STAPLES - 0.5%
23,231	Cresud S.A. Comercial Industrial Financiera Y Agropecuaria (b)	179,576

	ELECTRIC UTILITY - 0.6%
12,500	Empresa Distribuidora Y Comercializadora Norte S.A. (b)	192,750

	ENERGY EQUIPMENT & SERVICES - 0.1%
11,000	CIA Energetica De Minas Gerais (b)	28,930

	OIL & GAS EXTRACTION - 3.5%
3,500	Ecopetrol S.A. (b)	35,875
35,935	Petróleo Brasileiro, S.A. (b)	496,981
21,890	Transportadora de Gas del Sur S.A. (b)	301,644
15,340	Vista Oil & Gas S.A. de C.V. (b)	370,001
		1,204,501
	REAL ESTATE - 0.9%
22,570	IRSA Inversiones y Representaciones S.A. (b)	183,268
30,000	Brandywine Realty Trust (c)	139,500
		322,768
	RETAIL - 0.8%
28,013	Arcos Dorados Holdings, Inc. (b)	287,133

	TELECOMMUNICATIONS - 0.7%
37,263	Telecom Argentina S.A. (b)	226,932

Modern Capital Tactical Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2023

Shares		Fair Value
	COMMON STOCK - 17.5% (Continued)
	TRANSPORTATION -1.5%
12,000	Uber Technologies, Inc.	$518,040

	TOTAL COMMON STOCK - (Cost $4,887,704)	6,014,287

	EXCHANGE-TRADED FUNDS - 0.8%
	FINANCIALS - 0.8%
4,000	Direxion Daily Financial Bull 3x Shares	254,320

	TOTAL EXCHANGE-TRADED FUNDS - (Cost $245,373)	254,320

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 1.5%
	BANKING -1.5%
21,000	Wells Fargo & Co. (d)	6.625	Perpetual	529,410

	TOTAL PREFERRED STOCK - (Cost $524,178)			529,410

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 7.1%
	MONEY MARKET FUND - 7.1%
2,443,334	First American Government Obligations Fund, Class X (e)	5.015		2,443,334

	TOTAL SHORT TERM INVESTMESTS - (Cost $2,443,334)			2,443,334

	TOTAL INVESTMENTS - 98.2% - (Cost $32,339,963)			33,748,523
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%			609,854
	NET ASSETS - - 100.0%			$34,358,377

S.A.	Sociedad Anónima
S.A. de C.V.	Sociedad Anónima de Capital Variable

(a)	Non-income Producing Security.
(b)	American Depository Receipt (ADR)
(c)	Real Estate Investment Trust (REIT).
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2023.